Note 8 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	$ 730	$ 956	$ 624
Additions based on tax positions related to prior tax years	283	0	332
Reductions based on tax positions related to prior tax years	0	(226)	0
Additions based on tax positions related to current tax year	52	0	0
Ending balance	$ 1,065	$ 730	$ 956